Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on December 31, 2024, December 31, 2023 and December 31, 2022.

					Value of Initial Fixed $100 Investment(7) Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)(5)	CRH Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	Net Income ($ in millions)	Adjusted EBITDA* ($ in millions)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	13,582,146	39,593,471	6,157,742	12,319,603	191.52	98.70	3,521	6,930
2023	13,760,706	46,251,328	6,036,557	10,816,925	141.46	98.74	3,072	6,176
2022	11,475,917	(3,236,277)	4,419,756	2,084,718	77.57	87.73	3,889	5,388

Company Selected Measure Name	Adjusted EBITDA*
Named Executive Officers, Footnote	The principal executive officer (“PEO”) for each of the referenced periods above was Mr. Manifold. Mr. Manifold retired from his role as the PEO with effect from December 31, 2024. As an FPI in fiscal 2022 and fiscal 2023, the Company was required to provide executive compensation disclosure on an individual basis only for Mr. Manifold and Mr. Mintern in accordance with the requirements of Form 20-F. In fiscal 2024, the Company determined that it no longer qualified as an FPI effective January 1, 2025, and Mr. Buckley, Mr. Creech and Mr. Lake became NEOs in fiscal 2024. Accordingly, for fiscal 2022 and 2023, only the compensation details of Mr. Mintern are included in the Non-PEO NEO details above.The non-PEO NEOs represent the following individuals for each of the years shown:
•     2024: Jim Mintern (Current Chief Executive Officer and Former Chief Financial Officer), Randy Lake (Chief Operating Officer), Peter Buckley (President, International Division) and Nathan Creech (President, Americas Division).
•     2023: Jim Mintern (Current Chief Executive Officer and Former Chief Financial Officer).
•     2022: Jim Mintern (Current Chief Executive Officer and Former Chief Financial Officer).

Peer Group Issuers, Footnote	The selected peer group is the S&P 500 Materials Section. The comparison of TSRs assumes that $100 was invested on December 31, 2021 in Company ordinary shares and the S&P 500 Index and that dividends were reinvested when and as paid.
PEO Total Compensation Amount	$ 13,582,146	$ 13,760,706	$ 11,475,917
PEO Actually Paid Compensation Amount	$ 39,593,471	46,251,328	(3,236,277)
Adjustment To PEO Compensation, Footnote	In calculating the compensation actually paid amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. This valuation assumption used to calculate such fair values did not materially differ from those disclosed at the time of grant.To calculate the Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to the Summary Compensation Table (SCT) total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Fiscal Year	SCT Total for PEO ($)	Less: Grant Date Fair Value of Awards Reported in FY SCT ($)	Less/Plus: Change in Pension Value ($)	Plus: Pension Service Cost and Associated Prior Service Cost ($)	Plus: Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus: Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus: Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus: Change in Fair Value of Prior Year Awards that vested in FY ($)	Less: Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus: Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for PEO ($)
2024	13,582,146	(8,307,724)	(50,929)	—	8,060,676	—	19,527,637	2,699,758	—	4,081,907	39,593,471
2023	13,760,706	(8,086,438)	(857,367)	—	9,553,746	—	26,063,718	2,328,964	—	3,487,998	46,251,328
2022	11,475,917	(6,658,789)	—	86,152	3,553,806	—	(9,963,460)	(2,050,846)	—	320,943	(3,236,277)

Non-PEO NEO Average Total Compensation Amount	$ 6,157,742	6,036,557	4,419,756
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,319,603	10,816,925	2,084,718
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the CAP for the non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Fiscal Year	SCT Total for Non-PEO NEOs ($)	Less: Grant Date Fair Value of Awards Reported in FY SCT ($)	Less/Plus: Change in Pension Value ($)	Plus: Pension Service Cost and Associated Prior Service Cost ($)	Plus: Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus: Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus: Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus: Change in Fair Value of Prior Year Awards that vested in FY ($)	Less: Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus: Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for Non-PEO NEOs ($)
2024	6,157,742	(3,141,682)	(8,781)	21,776	3,034,406	—	4,780,449	792,058	—	683,635	12,319,603
2023	6,036,557	(3,045,382)	(712,490)	47,571	3,623,851	—	4,000,348	391,772	—	474,698	10,816,925
2022	4,419,756	(2,352,655)	—	60,937	1,243,102	—	(974,832)	(446,574)	—	134,984	2,084,718

Compensation Actually Paid vs. Total Shareholder Return	The most important performance measures include our company selected measure and the two financial metrics used for long-term incentive awards with performance-based vesting, as described in our CD&A. Each of these measures is a critical operational metric reported to shareholders.
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Net Income:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA:
Tabular List, Table
The items listed below represents an unranked list of the performance measures we consider most important in linking compensation actually paid to our NEOs to Company performance for the fiscal year ended December 31, 2024:

Most Important Performance Measures for PEO and Non-PEO NEOs(8)
Adjusted EBITDA
Cash Flow
RONA

Total Shareholder Return Amount	$ 191.52	141.46	77.57
Peer Group Total Shareholder Return Amount	98.70	98.74	87.73
Net Income (Loss)	$ 3,521,000,000	$ 3,072,000,000	$ 3,889,000,000
Company Selected Measure Amount	6,930,000,000	6,176,000,000	5,388,000,000
PEO Name	Mr. Manifold
Additional 402(v) Disclosure	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our Company’s performance, is Adjusted EBITDA*. Adjusted EBITDA* is a key driver of CRH’s financial performance and is widely used by investors, shareholders and other stakeholders in their assessment of CRH’s performance. It also drives all long-term financial metrics (Cash Flow and RONA) and all short-term financial metrics (Cash Flow, EPS and RONA).
* Represents a non-GAAP measure. See the discussion within ‘Reconciliation of Non-GAAP Figures’ in Annex A.
The items listed below represents an unranked list of the performance measures we consider most important in linking compensation actually paid to our NEOs to Company performance for the fiscal year ended December 31, 2024:

Most Important Performance Measures for PEO and Non-PEO NEOs(8)
Adjusted EBITDA
Cash Flow
RONA

PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	RONA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (50,929)	$ (857,367)	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	86,152
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,307,724)	(8,086,438)	(6,658,789)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,060,676	9,553,746	3,553,806
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,527,637	26,063,718	(9,963,460)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,699,758	2,328,964	(2,050,846)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,081,907	3,487,998	320,943
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	RONA
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,781)	(712,490)	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,776	47,571	60,937
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,141,682)	(3,045,382)	(2,352,655)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,034,406	3,623,851	1,243,102
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,780,449	4,000,348	(974,832)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,058	391,772	(446,574)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 683,635	$ 474,698	$ 134,984